Revenue Recognition - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning Balance	$ 140	$ 136	$ 128	$ 149	$ 3
Add: Additions	5	4	8		146
Less: Write-offs and Recoveries	(33)			(21)
Ending Balance	$ 112	$ 140	$ 136	$ 128	$ 149